POST BALANCE SHEET EVENTS (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Number of American Depository Shares issued		5,300,000
Exchangeable notes			$ 83,312,000	$ 0
Investments accounted for using equity method	$ 25,200,000
Borrowings					$ 1,000	$ 99,900,000
Borrowings, interest rate					4.00%
Borrowings, maturity			2045		April 1, 2045
Repayment of term loan		$ 81,250,000
Class A Ordinary shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued			0	0
Debt Refinancing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of American Depository Shares issued		5,333,000
Share price per ADS		$ 0.08
Payment to retire exchangeable notes		$ 86,730,000
Cash per $1 nominal value		$ 0.87
Nominal value		$ 1
Debt Refinancing [Member] | Class A Ordinary shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued		21,332,000
Debt Refinancing [Member] | Senior secured term loan credit facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Undrawn borrowing facilities		$ 81,250,000
Number of American Depository Shares issued		5,300,000
Exchangeable notes		$ 99,700,000
Strategic Investment and Partnership with MiCo [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of American Depository Shares issued	11,200,000
Share price per ADS	$ 2.25
Strategic investment and partnership	$ 45,000,000
Investments accounted for using equity method	25,200,000
Repayment of term loan	81,250,000
Strategic Investment and Partnership with MiCo [Member] | Unsecured junior convertible note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 20,000,000
Borrowings, interest rate	1.50%
Borrowings, maturity	seven-year
Conversion price per ADS	$ 3.24
Threshold weighted average price of ADSs	$ 3.24